DEAN WITTER GLOBAL UTILITIES FUND
TWO WORLD TRADE CENTER
NEW YORK, NEW YORK 10048







                                   April 30, 1997


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  Dean Witter Global Utilities Fund
     File 33-50907
     Rule 497(j) Filing

Dear Sir/Madam:

     On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via Edgar with the Securities and Exchange Commission on April 30, 1997.


                                   Very truly yours,
                               /s/ Carsten Otto
                                   Carsten Otto
                                   Assistant Secretary



cc: Randolph Koch
    Barry Fink